UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                        COMMERCE CAPITAL
                                                       TREASURY OBLIGATIONS
                                                       MONEY MARKET FUND
                                                       JULY 31, 2009 (UNAUDITED)


SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS (A) - 64.0%

                                                         FACE
                                                        AMOUNT          VALUE
                                                     ------------   ------------
   U.S. Treasury Bills
      0.140%, 08/13/09 ...........................   $ 15,000,000   $ 14,999,300
      0.125%, 08/20/09 ...........................      5,000,000      4,999,670
      0.130%, 08/27/09 ...........................     20,000,000     19,998,122
                                                                    ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $39,997,092) .........................                    39,997,092
                                                                    ------------
REPURCHASE AGREEMENTS - 36.0%
   Credit Suisse First Boston
      0.180%, dated 07/31/09, to be repurchased on
         08/03/09, repurchase price $14,410,130
         (collateralized by a U.S. Treasury
         Bill, par value $14,700,000, 0.000%,
         08/06/2009; total market value
         $14,699,706) ............................     14,409,914     14,409,914
   JPMorgan Chase
      0.100%, dated 07/31/09, to be repurchased on
         08/03/09, repurchase price $8,124,753
         (collateralized by various U.S.
         Treasury Bills, ranging in par value
         $2,455,000-$5,843,000, 0.000%,
         09/17/2009-04/08/2010; total market value
         $8,291,406) .............................      8,124,685      8,124,685
                                                                    ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $22,534,599) .........................                    22,534,599
                                                                    ------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $62,531,691) + .......................                  $ 62,531,691
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $62,528,951.

(A)  DISCOUNT NOTES. THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF
     PURCHASE.

+    FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
     COST.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF JULY 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

Investments in Securities          Level 1     Level 2     Level 3      Total
-------------------------         --------   -----------   -------   -----------
U.S. Treasury Obligations             --      39,997,092      --      39,997,092
Repurchase Agreements                 --      22,534,599      --      22,534,599
                                     ---     -----------     ---     -----------
Total Investments in Securities      $--     $62,531,691     $--     $62,531,691
                                     ===     ===========     ===     ===========

COM-QH-002-0900

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 25, 2009